Restatement of Previously Issued Financial Statements (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 06, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Condition to be satisfied as per provision in Warrant Agreement										50.00%
Minimum net tangible assets upon consummation of business combination										$ 5,000,001
Obligation to redeem public shares if entity does not complete a business combination										5,000,001
Balance sheet as of December 31, 2020 (audited)
Derivative warrant liability	$ 32,170,529							$ 32,170,529		74,642,310
Total assets	818,756,674	$ 818,575,847	$ 818,433,672				$ 818,575,847	818,756,674		818,368,660	$ 1,854	$ 751,199,121
Total Liabilities	73,126,888	84,092,934	85,269,207				84,092,934	73,126,888		105,487,341		80,940,965
Class A ordinary shares subject to redemption		816,810,000	816,810,000				816,810,000			816,810,000		816,810,000
Accumulated deficit	(71,181,235)	(82,328,108)	(83,646,556)				(82,328,108)	(71,181,235)		(103,929,702)	(30,048)	(146,552,922)
Total shareholders' equity	(71,180,214)	(82,327,087)	(83,645,535)	$ (10,000)			(82,327,087)	(71,180,214)	$ (10,000)	(103,928,681)	1,854	(146,551,844)
Total liabilities, temporary equity and shareholders' equity (deficit)										818,368,660		751,199,121
Statement of operations as of December 31, 2020 (audited)
Transaction costs allocable to warrant liability										(2,344,508)
Change in fair value of derivative warrants	15,086,661							42,471,781		(16,889,088)
Total other income (expense)										19,058,477
Net income	11,146,873	1,318,448	20,283,146	$ (10,000)	$ 0	$ (1,854)	21,601,594	32,748,467	$ (11,854)	$ (19,641,760)	(1,853)
Class A Ordinary Shares
Balance sheet as of December 31, 2020 (audited)
Class A ordinary shares subject to redemption	$ 816,810,000							$ 816,810,000
Statement of operations as of December 31, 2020 (audited)
Basic and diluted weighted average shares outstanding	81,681,000							81,681,000		18,828,526
Basic and diluted net income (loss) per share	$ 0.11							$ 0.32		$ (0.52)
Class B Ordinary Shares
Balance sheet as of December 31, 2020 (audited)
Ordinary shares	$ 1,021	1,021	1,021				1,021	$ 1,021		$ 1,021	$ 1,021	1,078
Statement of operations as of December 31, 2020 (audited)
Basic and diluted weighted average shares outstanding	20,420,250			18,750,000				20,420,250	18,750,000	18,983,377	18,750,000
Basic and diluted net income (loss) per share	$ 0.11			$ 0.00				$ 0.32	$ 0.00	$ (0.52)	$ 0.00
Class A Common Stock Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Decrease in additional paid-in capital										$ 7,200,000
Increase in accumulated deficit										$ 144,400,000
Reclassification of permanent to temporary equity										15,155,185
Balance sheet as of December 31, 2020 (audited)
Class A ordinary shares subject to redemption										$ 816,810,000
As previously reported
Balance sheet as of December 31, 2020 (audited)
Total assets		818,575,847	818,433,672				818,575,847			818,368,660		751,199,121
Total Liabilities		84,092,934	85,269,207				84,092,934			105,487,341		80,940,965
Class A ordinary shares subject to redemption		729,482,910	728,164,460				729,482,910					665,258,150
Additional paid-in capital										24,670,251		7,192,687
Accumulated deficit		1,929,786	611,338				1,929,786			(19,671,808)		(2,194,183)
Total shareholders' equity		5,000,003	5,000,005				5,000,003			5,000,009		5,000,006
Total liabilities, temporary equity and shareholders' equity (deficit)										818,368,660		751,199,121
Statement of operations as of December 31, 2020 (audited)
Net income		1,318,448	20,283,146				21,601,594			(19,641,760)
As previously reported | Class A Ordinary Shares
Balance sheet as of December 31, 2020 (audited)
Ordinary shares		437	443				437			$ 545		424
Statement of operations as of December 31, 2020 (audited)
Basic and diluted weighted average shares outstanding										78,961,988
Basic and diluted net income (loss) per share										$ 0.00
As previously reported | Class B Ordinary Shares
Balance sheet as of December 31, 2020 (audited)
Ordinary shares		1,021	1,021				1,021			$ 1,021		1,078
Statement of operations as of December 31, 2020 (audited)
Basic and diluted weighted average shares outstanding										18,983,377
Basic and diluted net income (loss) per share										$ (1.04)
As previously reported | Class A Common Stock Subject to Redemption
Balance sheet as of December 31, 2020 (audited)
Class A ordinary shares subject to redemption										$ 707,881,310
Adjustments
Balance sheet as of December 31, 2020 (audited)
Class A ordinary shares subject to redemption		87,327,090	88,645,540				87,327,090					151,551,850
Additional paid-in capital										(24,670,251)		(7,192,687)
Accumulated deficit		(84,257,894)	(84,257,894)				(84,257,894)			(84,257,894)		(144,358,739)
Total shareholders' equity		(87,327,090)	(88,645,540)				(87,327,090)			(108,928,690)		(151,551,850)
Adjustments | Class A Ordinary Shares
Balance sheet as of December 31, 2020 (audited)
Ordinary shares		$ (437)	$ (443)				$ (437)			$ (545)		$ (424)
Statement of operations as of December 31, 2020 (audited)
Basic and diluted weighted average shares outstanding										(60,133,462)
Basic and diluted net income (loss) per share										$ (0.52)
Adjustments | Class B Ordinary Shares
Statement of operations as of December 31, 2020 (audited)
Basic and diluted net income (loss) per share										$ 0.52
Adjustments | Class A Common Stock Subject to Redemption
Balance sheet as of December 31, 2020 (audited)
Class A ordinary shares subject to redemption										$ 108,928,690